Repurchase Transactions - Summary of Repo Transactions and Reverse Repurchase Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of repurchase transactions [line items]
Debtors for Reserve Repurchase Transactions of Government Securities	$ 60,842,046	$ 40,837,234
Interest Accrued Receivable for Reserve Repurchase Transactions	153,597	107,699
Total Repurchase Transactions - Assets	$ 60,995,643	$ 40,944,933